General and Administrative Expenses (Tables)	6 Months Ended
Mar. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Six months ended March 31,
	2024	2025
Staff costs	$134,965	$256,789
Travel expenses	131,818	58,761
Audit fees	85,833	123,006
Legal and professional fees	115,600	119,362
Depreciation charge and amortization of right-of-use assets	25,508	57,644
Reversal of allowance of expected credit loss	(24,012)	(26,226)
Others	35,392	68,956
	$505,105	$658,292